Components of Other Comprehensive (Loss) Income - Summary of Movement on Components of Other Comprehensive (Loss) Income (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Controlling interest:
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	$ (3,765,688)	$ (191)	$ 622,424	$ (6,673,731)
Translation effect of foreign entities	(64,314,032)		(18,309,877)	107,498,708
Total other comprehensive (loss) income items for the year, net of deferred taxes	(67,322,442)	$ (3,421)	(24,721,250)	115,647,505
Total equity attributable to equity holders of the parent [member]
Controlling interest:
Valuation of the derivative financial instruments, net of deferred taxes			12,292	48,496
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	(3,765,688)		622,424	(6,673,731)
Translation effect of foreign entities	(61,223,458)		(21,683,333)	104,178,880
Remeasurement of defined benefit plan, net of deferred taxes	652,722		(7,075,606)	14,771,770
Non-controlling interest of the items above	(2,986,018)		3,402,973	3,322,090
Total other comprehensive (loss) income items for the year, net of deferred taxes	$ (67,322,442)		$ (24,721,250)	$ 115,647,505